Average Annual Total Returns (Invesco Van Kampen Enterprise Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class A: Inception (01/07/54)
Label	Return Before Taxes
1 Year	13.63%
5 Years	4.72%
10 Years	(0.18%)
Since Inception
Inception Date	Jan. 07, 1954
Return Before Taxes | Class B, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class B: Inception (12/20/91)
1 Year	14.32%
5 Years	4.79%
10 Years	(0.22%)
Since Inception
Inception Date	Dec. 20, 1991
Return Before Taxes | Class C, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class C: Inception (07/20/93)
1 Year	18.42%
5 Years	5.10%
10 Years	(0.38%)
Since Inception
Inception Date	Jul. 20, 1993
Return Before Taxes | Class Y, Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class Y: Inception (08/12/05)
1 Year	20.52%
5 Years	6.15%
10 Years
Since Inception	6.52%
Inception Date	Aug. 12, 2005
Return After Taxes on Distributions | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class A: Inception (01/07/54)
Label	Return After Taxes on Distributions
1 Year	13.63%
5 Years	4.70%
10 Years	(0.19%)
Since Inception
Inception Date	Jan. 07, 1954
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Enterprise Fund
Average Annual Total Returns
Column	Class A: Inception (01/07/54)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.86%
5 Years	4.06%
10 Years	(0.16%)
Since Inception
Inception Date	Jan. 07, 1954
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Since Inception
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000® Growth Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
Since Inception
Lipper Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Large Cap Growth Funds Index	[1]
1 Year	15.13%
5 Years	2.38%
10 Years	(1.01%)
Since Inception

[1]	The fund has elected to include three benchmark indices: The S&P 500 ® Index, the Russell 1000 ® Growth Index and the Lipper Large Cap Growth Funds Index. The Russell 1000 ® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Large Cap Growth Funds Index has been added as a peer-group benchmark. The Fund has elected to use the S&P 500 ® Index as its broad-based benchmark instead of the Russell 1000 ® Growth Index to provide investors a broad proxy for the U.S. market.